Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
North Island [Member]
Total		$ 1,899	$ 1,064		$ 2,963
South Island [Member]
Total	$ 40,692	$ 4,634	1,467		46,793
Didipio Mine [Member]
Total	75,867		1,420	$ 11,531	88,818
Haile Gold Mine [Member]
Total	$ 13,590		$ 3,719		$ 17,309